Share-based Compensation - Summary of Performance Share Units (Detail) - Long Term Incentive Plans [Member] - Performance Share Units [Member] - $ / shares		12 Months Ended
	Jul. 26, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value, Granted	$ 121.37
Financial Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1, 2018		282,938
Shares, Granted		0	0
Shares, Vested		41,335
Shares, Forfeited		19,107
Shares, Outstanding at December 31, 2018		222,496	282,938
Weighted average grant date fair value, Outstanding at January 1, 2018		$ 74.31
Weighted average grant date fair value, Granted		0.00	$ 0.00	$ 82.53
Weighted average grant date fair value, Vested		63.53
Weighted average grant date fair value, Forfeited		86.36
Weighted average grant date fair value, Outstanding at December 31, 2018		$ 75.28	$ 74.31
Market Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Outstanding at January 1, 2018		37,791
Shares, Granted		1,484,882
Shares, Vested		37,791
Shares, Forfeited		5,896
Shares, Outstanding at December 31, 2018		1,478,986	37,791
Weighted average grant date fair value, Outstanding at January 1, 2018		$ 40.28
Weighted average grant date fair value, Granted		121.18
Weighted average grant date fair value, Vested		40.28
Weighted average grant date fair value, Forfeited		121.37
Weighted average grant date fair value, Outstanding at December 31, 2018		$ 121.18	$ 40.28